Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
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Property, Plant and Equipment

Note 10—Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Total
	(EUR’000)
Cost:
At January 1, 2017	3,967	1,494	620	6,081
Additions	540	371	30	941
Disposals	—	(224)	—	(224)

At December 31, 2017	4,507	1,641	650	6,798
Additions	1,206	1,270	225	2,701
Disposals	(68)	(316)	—	(384)

At December 31, 2018	5,645	2,595	875	9,115

Accumulated depreciation:
At January 1, 2017	(2,676)	(786)	(269)	(3,731)
Depreciation charge	(378)	(292)	(64)	(734)
Disposals	—	224	—	224

At December 31, 2017	(3,054)	(854)	(333)	(4,241)
Depreciation charge	(410)	(415)	(55)	(880)
Disposals	16	315	—	331

December 31, 2018	(3,448)	(954)	(388)	(4,790)

Carrying amount:
At December 31, 2018	2,197	1,641	487	4,325

At December 31, 2017	1,453	787	317	2,557

Included in leasehold improvements at December 31, 2018 was an amount of €222 thousand (2017: €0 thousand) relating to expenditure for improvements under construction.

	2018	2017	2016
	(EUR’000)
Depreciation charges are recognized as:
Research and development costs	(827)	(701)	(645)
General and administrative expenses	(53)	(33)	(32)

Total depreciation charges	(880)	(734)	(677)